Results of associates and joint ventures	6 Months Ended
Jun. 30, 2025
Disclosure Of Associates And Joint Ventures [Abstract]
Results of associates and joint ventures	6. Results of associates and joint ventures
In the six months to 30 June, the Group’s share of post-tax results of associates and joint ventures decreased from £1,647 million in 2024 to £1,474 million in 2025.
An adjusting gain of £3 million has been recognised, being a deemed gain as the Group’s interest in its associate ITC Ltd (ITC) in
India decreased from 25.45% (31 December 2024) to 25.43% as a result of ITC issuing ordinary shares under the company’s
Employees Share Option Scheme.
Both periods included an adjusting credit in respect of the sale of ordinary shares held in ITC. On 28 May 2025, the Group disposed of 313,000,000 shares resulting in a provisional gain of £904 million in the first six months of 2025. The sale represents
2.5% of ITC's ordinary shares. Following this sale, the Group's shareholding in ITC decreased further from 25.43% to 22.93% at 30
June 2025. As permitted by IAS 28 Investments in associates and joint ventures, results up to 31 March 2025 have been used in applying the equity method.
On 13 March 2024, the Group announced the completion of the disposal of 436,851,457 ordinary shares representing c.3.5% of
ITC's total issued ordinary share capital and roughly 12% of BAT's investment, resulting in a gain of £1,361 million.
Additionally, on 1 January 2025, ITC completed the demerger of its hotels business through a scheme of arrangement. Under this scheme, 60% of the equity in the newly incorporated entity, ITC Hotels Limited (ITC Hotels), was directly allocated to ITC’s shareholders in proportion to their existing shareholding in ITC as of that date. As a result, the Group now holds a direct stake of
15% in ITC Hotels, presented as a non-current investment on the balance sheet and held at fair value.
As part of the demerger accounting, ITC recognised the excess of the fair value over the carrying value of the hotels business as an adjusting item. The Group’s share of this adjusted gain amounted to £333 million (net of tax).
Organigram Holdings Inc (Organigram) acquired Motifs Lab Ltd on 6 December 2024 and the consideration included CAD$40 million of common shares in Organigram which diluted BAT's ownership from 35.09% to 30.6% and resulted in a loss on dilution of £1 million.
On 28 February 2025, BAT made the third tranche investment of CAD$42 million (£23 million) acquiring 5,330,728 preferred shares and 7,562,447 common shares in Organigram at a price of CAD$3.22 per share. As a result of this investment, BAT's ownership in Organigram increased to 36.7%.
One of our associates, VST Industries Limited, recognised an adjusting gain in relation to a sale of land and buildings. The Group's share of this gain is £3 million.
Excluding these adjusting items and the impact of translational foreign exchange, on an adjusted constant currency basis, the
Group’s share of post-tax results from associates and joint ventures was lower than in the first half of 2024, down 12.7% to £245 million, partly as a result of the reduction in the Group's shareholding in ITC.
The share of post-tax results of associates and joint ventures is after the adjusting items noted above, which are excluded from the calculation of adjusted earnings per share as set out on page 29.
For a full reconciliation of the Group's share of post-tax results of associates and joint ventures to adjusted share of post-tax results of associates and joint ventures, at constant rates of exchange, see page 53.